Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Deferred Income Tax Assets and Liabilities [Abstract]
Tax loss carry forward	$ 901,032	$ 905,574
Credit loss provision for doubtful account - accounts receivable	312,366	261,656
Credit loss provision for doubtful account – other receivable and other current assets	69,979	70,854
Impairment provision for inventory	8,462	12,021
Impairment provision for long-term deposit	150,068
Valuation allowance for deferred tax assets	(1,441,907)	(1,250,105)
Total